Finance income and costs	12 Months Ended
Dec. 31, 2023
Finance income and costs
Finance income and costs

8.Finance income and costs

		Year ended 31 December
US$ thousand	Note	2023	2022
Finance income
Income from marketable securities		5,365	3,753
Realized gain on stream		83	—
Total finance income		5,448	3,753

Finance costs
Interest expense under the effective interest rate method on:
– Loans and borrowings		(39,027)	(20,234)
– Other financial liabilities		—	—
– Lease liabilities		(555)	—
Unwinding of discount on rehabilitation provision	19	(1,028)	—
Commodity swap loss		(576)	—
Foreign exchange loss		(1,617)	—
Total finance costs		(42,803)	(20,234)

Net change in fair value measurements of financial instruments
Change in fair value of:
– Warrant liability	23	(21,984)	1,477
– Embedded derivative – copper and silver stream agreements	23	(195)	—
– Embedded derivative – mezzanine debt facility	23	(8,464)	—
– Embedded derivative – conversion option	23	—	7
– Contingent liability – royalty deed	23	(855)	—
– Contingent liability – copper consideration	23	(3,200)	—
– Commodity swaps	23	(12,559)	—
Total net change in fair value of financial instruments		(47,257)	1,484

Net finance costs		(84,612)	(14,997)